Maintenance rights and lease premium, net - Lease Premium Assets and Related Accumulated Amortization (Details) - Lease premium - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 1,002,293	$ 1,044,915
Accumulated amortization	(371,844)	(220,748)
Finite-lived intangible assets	$ 630,449	$ 824,167